Debt - Senior Notes (Details) $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2017 USD ($) Rate	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Loss on early extinguishment of debt				$ 67	$ 72	$ 96
2037 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				5.00%
2028 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.20%
2025 CQP Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,500
Proceeds from issuance of debt	$ 1,500
Loss on early extinguishment of debt				$ 25
Debt Instrument, Interest Rate, Stated Percentage				5.25%
Debt Instrument, Redemption Price, Percentage				100.00%
Debt Instrument, Redemption Price, Percentage Price For Amount Which May Be Redeemed With Cash Proceeds From Certain Equity Offerings				105.25%
Debt Instrument, Lien Release Condition, Minimum Secured Indebtedness Threshold				$ 1,000
Debt Instrument, Lien Release Condition, Minimum Secured Indebtedness and Attributable Indebtedness Threshold, Monetary Amount				$ 1,500
Debt Instrument, Lien Release Condition, Minimum Secured Indebtedness and Attributable Indebtedness Threshold, Percentage of Net Tangible Assets				10.00%
Debt Instrument Registration Period				360 days
2025 CQP Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Amount, Percentage of Principal Amount Which May Be Redeemed With Cash Proceeds From Certain Equity Offerings				35.00%
SPL [Member] | SPL Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fixed Charge, Coverage Ratio | Rate				1.25
Debt Instrument, Redemption Price, Percentage				100.00%
SPL [Member] | SPL Senior Notes, Excluding 2026 SPL Senior Notes, 2027 SPL Senior Notes, 2028 SPL Senior Notes and 2037 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make-Whole Price				3 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount				3 months
SPL [Member] | 2026 SPL Senior Notes, 2027 SPL Senior Notes, 2028 SPL Senior Notes and 2037 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make-Whole Price				6 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount				6 months
SPL [Member] | 2037 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 800
Proceeds from issuance of debt			$ 789
SPL [Member] | 2028 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,350
Proceeds from issuance of debt		1,330
SPL [Member] | 2015 SPL Credit Facilities [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt		369
Commitments prepaid or terminated		$ 1,600		$ 1,600
Loss on early extinguishment of debt				$ 42